Consolidated statement of cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Operating loss	$ (26,841)	$ (27,123)	$ (43,169)
Depreciation and amortization	3,036	3,332	3,420
Impairment	0	273	6,292
Share-based compensation	1,222	1,295	872
Other non-cash transactions	(325)	26	1
Cash used in operations before working capital changes	(22,908)	(22,197)	(32,584)
Increase (-) / Decrease (+) in inventories	413	(1,132)	615
Increase (-) / Decrease (+) in receivables	(1,383)	2,851	12,188
Increase (+) in payables	1,330	234	(2,508)
Net cash outflow from operating activities	(22,548)	(20,244)	(22,289)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(896)	(537)	(73)
Interests received	11	0	0
Net cash outflow from investing activities	(885)	(537)	(73)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares (net of transaction costs)	68,566	13,875	9,582
Proceeds from the issuance of long-term debt	0	2,316	10,111
Payment of long-term debt	0	0	(589)
Payment of lease liability	(1,057)	(831)	(815)
Payment of interest	(1,011)	(1,070)	(324)
Net cash inflow from financing activities	66,498	14,290	17,965
Net increase (+) / Decrease (-) in cash and cash equivalents	43,065	(6,491)	(4,397)
Cash and cash equivalents at beginning of the financial year	15,953	22,050	26,203
Effect on exchange rate changes	(520)	394	244
Cash and cash equivalents at end of the financial year	$ 58,498	$ 15,953	$ 22,050